SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                              Form N-23C-1


Date of Transaction                          12/31/98

Identification of Security                   AH&H Partners Fund

Number of Shares Purchased                   N/A

Price per Share                              N/A

Approximate Asset Value                      $313,847.84

Name of Seller or Seller's broker            N/A





REMARKS:

     Adams, Harkness & Hill, Inc.
     60 State St., 12th Floor
     Boston, MA  02109
     Tel. # 617-371-3900

Name of Registrant: Harry E. Wells, III, Managing Director